Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Trade and Other Receivables
17. Trade and Other Receivables

	2022	2021
	$m	$m
Current
Trade receivables	3,435	3,586
Construction contract assets (i)	606	565
Total trade receivables and construction contract assets, gross	4,041	4,151
Loss allowance	(125)	(131)
Total trade receivables and construction contract assets, net	3,916	4,020
Amounts receivable from equity accounted investments	37	31
Prepayments	269	251
Other receivables	347	267
Total	4,569	4,569

Non-current
Other receivables	164	239

(i)Includes unbilled revenue and retentions held by customers in respect of construction contracts at the balance sheet date amounting to $402 million and $204 million respectively (2021: $361 million and $204 million respectively). The movements in these balances during the year was as follows:

	Unbilled revenue		Retentions
	2022	2021	2022	2021
	$m	$m	$m	$m
At 1 January	361	297	204	202
Translation adjustment	(19)	(4)	(9)	(1)
Additional contract balances recognised	348	318	144	130
Invoiced in the year	(279)	(239)	-	-
Received from customers	-	-	(135)	(125)
Written off during the year	-	(11)	-	-
Disposals	(9)	-	-	(2)
At 31 December	402	361	204	204

Trade receivables, construction contract assets and deferred divestment consideration, which is included in other receivables, are measured at amortised cost (less any expected credit loss allowance) as the Group’s business model is to “hold to collect” contractual cash flows, and the cash flows arising from trade and other receivables are solely payments of principal and interest. The carrying amount of trade receivables, construction contract assets and deferred divestment consideration closely approximate their fair value.
Valuation and qualifying accounts (expected credit loss allowance)
The movements in the expected credit loss allowance for receivables during the financial year were as follows:

	2022	2021	2020
	$m	$m	$m
At 1 January	131	140	133
Translation adjustment	(8)	(5)	5
Disposed of during year	(5)	(1)	(4)
Written off during year	(19)	(14)	(23)
Arising on acquisition (note 30)	2	1	-
Net remeasurement of expected credit loss allowance	24	10	29
At 31 December	125	131	140
Given the common profile of CRH’s customers, how customer credit risk is managed at appropriate Group locations, and the breadth and scale of its international operations, a disclosure of concentrations of credit risk by segment best enables users of financial statements to assess CRH’s credit risk exposure. The following table sets out the gross carrying value of trade receivables and construction contract assets and expected credit loss allowance by segment:

	Trade receivables and construction contract assets, gross			Expected credit loss allowance
	2022	2021	2020	2022	2021	2020
	$m	$m	$m	$m	$m	$m
Americas Materials	1,764	1,735	1,475	22	27	34
Building Products (i)	914	989	830	22	25	23
Europe Materials	1,363	1,427	1,403	81	79	83
Total Group	4,041	4,151	3,708	125	131	140

(i) Analysis of Building Products segment by geographic location:

Americas	747	821	676	16	19	17
Europe	167	168	154	6	6	6
Total	914	989	830	22	25	23

Customer credit risk is managed according to established policies, procedures and controls. Customer credit quality is assessed in line with strict credit rating criteria and credit limits are established where appropriate. Outstanding customer balances are regularly monitored for evidence of customer financial difficulties including payment default, breach of contract, etc.
Significant balances are reviewed individually while smaller balances are grouped and assessed collectively. Receivables balances are in general unsecured and non-interest-bearing. Customer credit risk arising in the context of the Group’s receivables is not significant and the total expected credit loss allowance for impairment of trade receivables and construction contract assets amounts to 3.1% of the Group’s gross trade receivables and construction contract assets (2021: 3.2%). The Group considers the ageing of past due receivables a key factor in assessing credit risk. The trade receivables and construction contract assets balances disclosed above comprise a large number of customers spread across the Group’s activities and geographies with balances classified as “not past due” representing 69% of the total gross trade receivables and construction contract assets balance at the balance sheet date (2021: 68%). There have been no significant changes to the Group’s credit risk parameters or to the composition of the Group’s trade receivables and construction contract assets portfolio during the financial year.
The Group applies the simplified approach to providing for expected credit losses (ECL) permitted by IFRS 9 which requires expected lifetime losses to be recognised from initial recognition of the receivables. Receivables such as those which relate to bonded government contracts and receivables which fall under credit insurance are considered lower risk and would not attract a material ECL. Considering the uncertain economic outlook for the next 12 months, our ECL allowance adequately represents the risk of default on our receivables balances.
Trade receivables are written off when there is no reasonable expectation of recovery, such as a debtor failing to engage in a repayment plan with the company. Where recoveries are made, these are recognised in the Consolidated Income Statement.

Aged analysis
The aged analysis of net trade receivables and construction contract assets at the balance sheet date was as follows:

	Americas Materials	Building Products	Europe Materials	Total	Americas Materials	Building Products	Europe Materials	Total
	2022	2022	2022	2022	2021	2021	2021	2021
	$m	$m	$m	$m	$m	$m	$m	$m
Not past due	1,225	584	988	2,797	1,139	626	1,050	2,815
Past due:
- less than 60 days	415	190	218	823	469	227	223	919
- 60 days or greater but less than 120 days	73	76	42	191	74	74	44	192
- 120 days or greater	29	42	34	105	26	37	31	94
Total trade receivables, net	1,742	892	1,282	3,916	1,708	964	1,348	4,020

Trade receivables and construction contract assets are in general receivable within 90 days of the balance sheet date.